Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregated Revenue from Contracts with Customers

The following table summarizes disaggregated revenue from contracts with customers by service type:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Revenue from educational content service and other services
– Subscription revenue	7,637,272	2,916,580
– Other services revenue	2,955,937	2,040,484
Subtotal	10,593,209	4,957,064
Revenue from IT related solution services	198,709,821	2,716,933
Total	209,303,030	7,673,997

The following table summarizes disaggregated revenue from contracts with customers by timing of revenue recognition:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Services transferred at a point in time
– Revenue from IT related solution services	197,425,210	2,533,573
Services transferred over time
– Revenue from educational content service	10,593,209	5,095,370
– Revenue from IT related solution services	1,284,611	45,054
Total	209,303,030	7,673,997

Schedule of Contract Liabilities

The details of contract liabilities are as follows:

	December 31, 2024	June 30, 2025
	RMB	RMB
Advance from educational content service and other services
– Subscription service	6,064,243	3,862,705
	6,064,243	3,862,705
Advance from IT related solution services	5,967	3,420
Total	6,070,210	3,866,125

Schedule of Consolidated Statements of Operations	Operating expenses are reviewed in aggregate.
	For the Six Months Ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Net revenues	209,303,030	7,673,997	1,071,249
Cost of revenues	(167,646,023)	(6,152,154)	(858,807)
Total operating expenses	(16,095,061)	(10,369,585)	(1,446,851)
Total other expenses, net	(291,704)	(52,087)	(7,270)
Income tax benefits	2,353,476	(267)	(37)
Net income (loss)	27,623,718	(8,900,095)	(1,241,716)